INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31 (percent)		Share of Profit (Loss) from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2021	2020	2021	2020	2021	2020
Alliance	50	50	111	105	2,686	2,498
Aux Sable	42.7 - 50	42.7 - 50	77	—	377	401
Ruby(1)	—	—	12	122	—	—
Veresen Midstream	45	45	77	50	1,349	1,374
CKPC(2)	50	50	—	(314)	—	—
Cedar LNG	49.9	—	—	—	130	—
Other	50 - 75	50 - 75	4	5	80	104
Total			281	(32)	4,622	4,377
(1)    Pembina owns a 50 percent convertible, cumulative preferred interest in Ruby.
(2)    Includes nil (2020: $314 million) impairment in share of profit from equity accounted investees.
Financial information for Pembina's equity accounted investees (presented at 100 percent) is presented in the following tables and is prepared under the financial reporting framework adopted by each equity accounted investee (U.S. GAAP except for CKPC and Cedar). Differences between the equity accounted investee's earnings (loss) and earnings (loss) attributable to Pembina relate to the different accounting standards applied and amortization of the excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date, with the exception of Ruby which Pembina owns a 50 percent convertible, cumulative preferred interest and recognizes its share of earnings based on its distribution.
Alliance

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income
Revenue	905	840
Expenses	(353)	(296)
Depreciation and amortization	(138)	(141)
Finance costs and other(1)(2)	(115)	(61)
Earnings	299	342
Earnings attributable to Pembina	111	105
(1)    Includes interest income of nil (2020:$2 million).
(2)    Includes interest expense of $118 million (2020: $66 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	264	122
Non-current assets	1,690	1,816
Current liabilities(2)	67	206
Non-current liabilities(3)	814	1,121
(1)    Includes cash and cash equivalents of $168 million (2020:$25 million).
(2)    Includes trade, other payables and provisions of $48 million (2020: $71 million).
(3)    Includes trade, other payables and provisions of $9 million (2020:$128 million).
Aux Sable

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income (Loss)
Revenue	1,967	1,059
Expenses	(1,747)	(1,019)
Depreciation and amortization	(43)	(49)
Earnings (loss)	177	(9)
Earnings attributable to Pembina	77	—

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	196	162
Non-current assets	707	757
Current liabilities(2)	143	107
Non-current liabilities(3)	164	155
(1)    Includes cash and cash equivalents of $24 million (2020: $50 million).
(2)    Includes trade, other payables and provisions of $98 million (2020: $103 million).
(3)    Includes trade, other payables and provisions of $5 million (2020: $5 million).
Ruby

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income (Loss)
Revenue	286	432
Expenses	(8)	(29)
Depreciation and amortization	(26)	(143)
Impairment	—	(2,953)
Finance costs and other(1)	(21)	(130)
Earnings (loss)	231	(2,823)
Earnings attributable to Pembina	12	122
(1)    Includes interest expense of $79 million (2020: $104 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	137	50
Non-current assets	662	688
Current liabilities(2)	622	77
Non-current liabilities(3)	302	928
(1)    Includes cash and cash equivalents of $113 million (2020: $6 million).
(2)    Includes trade, other payables and provisions of $1 million (2020: $2 million).
(3)    Includes trade, other payables and provisions of $296 million (2020: $278 million).
Veresen Midstream

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income
Revenue(4)	661	565
Expenses	(216)	(177)
Depreciation and amortization(4)	(191)	(177)
Finance costs and other(1)	(67)	(84)
Earnings	187	127
Earnings attributable to Pembina	77	50
(1)    Includes interest expense of $71 million (2020: $80 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	211	167
Non-current assets(4)	4,605	4,671
Current liabilities(2)(4)	147	114
Non-current liabilities(3)(4)	2,674	2,689
(1)    Includes cash and cash equivalents of $1 million (2020: nil).
(2)    Includes trade, other payables and provisions of $63 million (2020: $80 million).
(3)    Includes trade, other payables and provisions of $61 million (2020: $56 million).
(4)    Prior year information has been restated.
CKPC

For the years ended December 31
($ millions)	2021	2020
Earnings (Loss) and Comprehensive Income (Loss)
Expenses	(6)	(4)
Impairment	—	(589)
Finance costs(1)	(1)	(33)
Earnings (loss)	(7)	(626)
Earnings (loss) attributable to Pembina	—	(314)
(1)    Includes interest income of nil (2020: $1 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	33	83
Non-current assets	—	—
Current liabilities(2)	57	99
Non-current liabilities(3)	10	11
(1)    Includes cash and cash equivalents of $29 million (2020: $75 million).
(2)    Includes trade, other payables and provisions of $57 million (2020: $99 million).
(3)    Includes trade, other payables and provisions of $10 million (2020: $11 million).
Cedar LNG
Cedar LNG was formed in June 2021 and has not yet commenced operations and therefore has not recognized material revenues or expenses.

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets	2	—
Non-current assets	50	—
Current liabilities(1)	6	—
Non-current liabilities(2)	36	—
(1)    Includes trade, other payables and provisions of $3 million (2020: nil).
(2)    Includes trade, other payables and provisions of $34 million (2020: nil).
Other

For the years ended December 31
($ millions)	2021	2020
Earnings and Comprehensive Income
Revenue	57	51
Expenses	(23)	(16)
Depreciation and amortization	(15)	(16)
Finance costs and other(1)	—	(5)
Earnings	19	14
Earnings attributable to Pembina	4	5
(1)    Includes interest expense of $1 million (2020: $2 million).

As at December 31
($ millions)	2021	2020
Statements of Financial Position
Current assets(1)	6	6
Non-current assets	104	117
Current liabilities(2)	25	25
Non-current liabilities(3)	42	64
(1)    Includes cash and cash equivalents of $1 million (2020: $1 million).
(2)    Includes trade, other payables and provisions of $4 million (2020: $3 million).
(3)    Includes trade, other payables and provisions of $1 million (2020: $1 million).

Summary of Distributions From and Contributions to Equity Accounted Investees
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions		Contributions
($ millions)	2021	2020	2021	2020
Alliance	212	217	299	—
Aux Sable	100	19	2	3
Ruby	13	122	—	—
Veresen Midstream	131	97	29	69
CKPC	—	—	—	152
Cedar LNG	—	—	5	—
Other	5	4	—	—
Total	461	459	335	224